Investment Objectives and Goals - ETF Prospectus [Member] - Vanguard U.S. High-Yield Corporate Bond Index ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard U.S. High-Yield Corporate Bond Index ETF (the “Fund”) seeks to track the performance of a U.S. dollar-denominated, below investment-grade corporate bond index.